united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23435

Zacks Trust

(Exact name of registrant as specified in charter)

227 West Monroe Street Suite 4350, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 312-265-9359

Date of fiscal year end: 1/31

Date of reporting period: 7/31/22

Item 1. Reports to Stockholders.

Zacks Earnings Consistent Portfolio ETF

(ZECP)

Semi-Annual Report

July 31, 2022

1-855-813-3507

www.ZacksETFs.com

Zacks Earnings Consistent Portfolio ETF

PORTFOLIO REVIEW (Unaudited)

The Portfolio’s performance figures* for the period ended July 31, 2022, as compared to its benchmark:

	Six Months	Since Inception**
Zacks Earnings Consistent Portfolio ETF - NAV	(5.08)%	(3.41)%
Zacks Earnings Consistent Portfolio ETF - Market Price	(4.96)%	(3.33)%
Russell 3000 Index ***	(9.00)%	(9.97)%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when sold may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.ZacksETFs.com or by calling 1-855-813-3507. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.ZacksETFs.com. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, is 1.12% per the August 06, 2021 prospectus.

**	Inception date is August 23, 2021.

***	The Russell 3000 Index is composed of 3000 large U.S. companies, as determined by market capitalization. This portfolio of Securities represents approximately 98% of the investable U.S. equity market. The Russell 3000 Index is comprised of stocks within the Russell 1000 and the Russell 2000 Indices. The index was developed with a base value of 140.00 as of December 31, 1986.

Top 10 Holdings by Asset Class	% of Net Assets
Software	10.7%
Health Care Facilities & Services	7.9%
Technology Hardware	7.9%
Biotech & Pharma	7.7%
Medical Equipment & Devices	5.6%
Insurance	5.0%
Electric Utilities	5.0%
Semiconductors	3.9%
Household Products	3.8%
Technology Services	3.2%
Other, Cash & Cash Equivalents	39.3%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.8%
	AEROSPACE & DEFENSE - 0.8%
1,194	Raytheon Technologies Corporation	$111,293

	APPAREL & TEXTILE PRODUCTS - 1.2%
1,470	NIKE, Inc., Class B	168,932

	ASSET MANAGEMENT - 2.2%
752	Ameriprise Financial, Inc.	202,980
169	BlackRock, Inc.	113,091
		316,071
	BANKING - 1.5%
1,871	JPMorgan Chase & Company	215,839

	BEVERAGES - 2.4%
2,018	PepsiCo, Inc.	353,069

	BIOTECH & PHARMA - 7.7%
890	Amgen, Inc.	220,248
2,536	Bristol-Myers Squibb Company	187,106
603	Eli Lilly and Company	198,803
1,759	Johnson & Johnson	306,981
4,180	Pfizer, Inc.	211,132
		1,124,270
	COMMERCIAL SUPPORT SERVICES - 3.0%
483	Cintas Corporation	205,511
1,666	Republic Services, Inc.	231,007
		436,518
	DIVERSIFIED INDUSTRIALS - 1.6%
1,212	Honeywell International, Inc.	233,262

	ELECTRIC UTILITIES - 5.0%
3,604	American Electric Power Company, Inc.	355,210
2,177	NextEra Energy, Inc.	183,935
2,428	Southern Company (The)	186,689
		725,834

See accompanying notes which are an integral part of these schedule of statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	ELECTRICAL EQUIPMENT - 0.7%
386	Rockwell Automation, Inc.	$98,538

	ENTERTAINMENT CONTENT - 1.1%
1,458	Walt Disney Company (The)(a)	154,694

	FOOD - 2.2%
1,424	Hershey Company (The)	324,615

	HEALTH CARE FACILITIES & SERVICES - 7.9%
2,878	CVS Health Corporation	275,367
682	Laboratory Corp of America Holdings	178,814
507	Molina Healthcare, Inc.(a)	166,154
1,001	UnitedHealth Group, Inc.	542,882
		1,163,217
	HOUSEHOLD PRODUCTS - 3.8%
1,143	Colgate-Palmolive Company	90,000
3,227	Procter & Gamble Company (The)	448,262
		538,262
	INDUSTRIAL REIT - 0.5%
597	Prologis, Inc.	79,138

	INFRASTRUCTURE REIT - 1.2%
990	Crown Castle International Corporation	178,853

	INSURANCE - 5.0%
3,221	Hartford Financial Services Group, Inc. (The)	207,658
1,818	Marsh & McLennan Companies, Inc.	298,079
3,486	MetLife, Inc.	220,490
		726,227
	INTERNET MEDIA & SERVICES - 3.1%
3,860	Alphabet, Inc., Class A(a)	448,995

See accompanying notes which are an integral part of these schedule of statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	LEISURE FACILITIES & SERVICES - 1.2%
664	McDonald’s Corporation	$174,878

	MACHINERY - 2.8%
1,348	Caterpillar, Inc.	267,241
411	Deere & Company	141,047
		408,288
	MEDICAL EQUIPMENT & DEVICES - 5.6%
1,045	Danaher Corporation	304,586
1,578	Edwards Lifesciences Corporation(a)	158,652
605	Stryker Corporation	129,924
363	Thermo Fisher Scientific, Inc.	217,223
		810,385
	RESIDENTIAL REIT - 1.4%
1,064	Mid-America Apartment Communities, Inc.	197,617

	RETAIL - CONSUMER STAPLES - 1.8%
2,001	Walmart, Inc.	264,232

	RETAIL - DISCRETIONARY - 2.6%
1,254	Home Depot, Inc. (The)	377,379

	SEMICONDUCTORS - 3.9%
1,988	Applied Materials, Inc.	210,688
1,182	QUALCOMM, Inc.	171,461
1,064	Texas Instruments, Inc.	190,339
		572,488
	SOFTWARE - 10.7%
363	ANSYS, Inc.(a)	101,273
898	Cadence Design Systems, Inc.(a)	167,100
385	Intuit, Inc.	175,625
2,827	Microsoft Corporation	793,653
896	Synopsys, Inc.(a)	329,280
		1,566,931

See accompanying notes which are an integral part of these schedule of statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	SPECIALTY FINANCE - 1.9%
1,817	American Express Company	$279,854

	TECHNOLOGY HARDWARE - 7.9%
5,718	Apple, Inc.	929,233
2,952	Cisco Systems, Inc.	133,932
2,549	HP, Inc.	85,111
		1,148,276
	TECHNOLOGY SERVICES - 3.2%
947	Accenture plc, Class A	290,028
581	Moody’s Corporation	180,255
		470,283
	TELECOMMUNICATIONS - 1.2%
3,820	Verizon Communications, Inc.	176,446

	TRANSPORTATION & LOGISTICS - 1.5%
953	FedEx Corporation	222,135

	WHOLESALE - CONSUMER STAPLES - 1.2%
2,125	Sysco Corporation	180,413

	TOTAL COMMON STOCKS (Cost $14,795,590)	14,247,232

	TOTAL INVESTMENTS - 97.8% (Cost $14,795,590)	$14,247,232
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.2%	318,846
	NET ASSETS - 100.0%	$14,566,078

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes which are an integral part of these schedule of statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2022

ASSETS
Investment in securities at value (identified cost $14,795,590)	$14,247,232
Cash	318,132
Dividends receivable	16,680
Receivable due from Advisor	32,919
Deferred Offering costs (see note 2)	1,358
TOTAL ASSETS	14,616,321

LIABILITIES
Payable to related parties	14,662
Payable for audit fees	12,295
Payable for transfer agent fees	14,539
Accrued expenses and other liabilities	8,747
TOTAL LIABILITIES	50,243
NET ASSETS	$14,566,078

Net Assets Consist Of:
Paid in capital	$15,210,064
Accumulated losses	(643,986)
NET ASSETS	$14,566,078

Net Asset Value Per Share:
Net Assets	$14,566,078
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	604,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$24.12

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended July 31, 2022

INVESTMENT INCOME
Dividends	$104,982
TOTAL INVESTMENT INCOME	104,982

EXPENSES
Investment advisory fees	27,526
Administrative services fees	21,820
Compliance officer fees	16,364
Legal fees	12,397
Audit fees	12,295
Transfer agent fees	11,555
Offering Cost Expense	10,687
Custodian fees	8,431
Printing and postage expenses	5,653
Trustees fees and expenses	4,959
Insurance expense	3,720
Other expenses	4,976
TOTAL EXPENSES	140,383
Fees Waived/Expenses Reimbursed by the Advisor	(109,454)
NET EXPENSES	30,929

NET INVESTMENT INCOME	74,053

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Net realized loss from security transactions	(162,464)
Net change in unrealized depreciation on investments	(484,613)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(647,077)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(573,024)

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For The	For The
	Six Months Ended	Period Ended
	July 31, 2022	January 31, 2022 *
	(Unaudited)
FROM OPERATIONS
Net investment income	$74,053	$17,591
Net realized loss from security transactions	(162,464)	(12,986)
Net change in unrealized depreciation of investments	(484,613)	(63,745)
Net decrease in net assets resulting from operations	(573,024)	(59,140)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	—	(11,822)
Net decrease in net assets resulting from distributions to shareholders	—	(11,822)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	3,608,084	11,601,980
Net increase in net assets resulting from shares of beneficial interest	3,608,084	11,601,980

TOTAL INCREASE IN NET ASSETS	3,035,060	11,531,018

NET ASSETS
Beginning of Period	11,531,018	—
End of Period	$14,566,078	$11,531,018

SHARE ACTIVITY
Shares sold	150,000	454,000
Net increase in shares of beneficial interest outstanding	150,000	454,000

*	Commencement of Operations was August 23, 2021.

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For The		For The
	Six Months Ended		Period Ended
	July 31, 2022		January 31, 2022 *
	(Unaudited)

Net asset value, beginning of period	$25.40		$25.00
Activity from investment operations:
Net investment income (1)	0.13		0.08
Net realized and unrealized gain (loss) on investments	(1.41)		0.35	(4)
Total from investment operations	(1.28)		0.43
Less distributions from:
Net investment income	—		(0.03)
Total distributions	—		(0.03)
Net asset value, end of period	$24.12		$25.40
Market price, end of period	$24.14		$25.40
Total return (2)	(5.08	)% (6)	1.71%
Net assets, at end of period (000s)	$14,566		$11,531
Ratio of gross expenses to average net assets	2.30	% (5)	3.93	% (5)
Ratio of net expenses to average net assets	0.55	% (5)	0.55	% (5)
Ratio of net investment income to average net assets	1.13	% (5)	0.71	% (5)
Portfolio Turnover Rate (3)	8	% (6)	6	% (6)

*	Commencement of Operations was August 23, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

(4)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount may not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)

July 31, 2022

1.	ORGANIZATION

Zacks Earnings Consistent Portfolio ETF (the “Fund”) is a diversified series of shares of beneficial interest in the Zacks Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on November 14, 2018, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks to provide long -term total returns and minimize capital loss. The Fund commenced operations on August 23, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on Nasdaq at the Nasdaq Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trusts’ Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as -needed basis to assist in determining a security-specific fair value. The Board has also engaged a third-party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2022

execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2022

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2022 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$14,247,232	$—	$—	$14,247,232
Total	$14,247,232	$—	$—	$14,247,232

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2022

(i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statement of Operations. During the period ended July 31, 2022, the Fund did not incur any interest or penalties. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year ended January 31, 2022, or expected to be taken in the Funds’ January 31, 2023 year-end tax returns. The Fund has identified its major tax jurisdictions as U.S. Federal and Ohio, however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Organizational and Offering Costs – Organizational costs include legal fees pertaining to the organization of the Trust, costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements, and audit fees for the initial seed audit. Organizational costs of the Fund are charged to expense as incurred. Offering costs include legal fees pertaining to the preparation, review and filing of the Fund’s initial registration statement with the SEC, and printing, mailing or other distribution charges related to the Fund’s Prospectus and SAI. Offering costs incurred by the Fund were treated as deferred charges until the commencement of operation on August 23, 2021, and thereafter are amortized into expense over a 12 month period using the straight line method. For the period ended July 31, 2022 $10,687 in deferred offering costs were expensed. The remaining balance of offering costs to be amortized as of July 31, 2022 is reflected on the Statement of Assets and Liabilities under Deferred Offering costs.

Organizational and offering costs are subject to recoupment by the Advisor in accordance with the expense limitation agreement discussed in Note 4.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2022

3.	INVESTMENT TRANSACTIONS

For the six months ended July 31, 2022, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $882,150 and $940,987 respectively. For the six months ended July 31, 2022, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $3,560,088 and $0 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Zacks Investment Management, Inc., (“Adviser”) serves as investment adviser to the Fund. Pursuant to an Advisory Agreement with the Trust, under the oversight of the Board, the Adviser manages the investment and reinvestment of the Fund’s assets. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.44% of average daily net assets. For the six months ended July 31, 2022, the Fund incurred $27,526 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until August 31, 2022, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) do not exceed 0.55%. For the six months ended July 31, 2022, the Adviser waived fees/reimbursed expenses of $95,242. As of July 31, 2022 the Adviser owed the Fund $32,919, as reflected on the Statement of Assets and Liabilities.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Fund operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This Operating Expense Limitation Agreement can be terminated only by, or with the consent, of the Board of Trustees.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2022

As of January 31, 2022, the Advisor has $139,533 of waived fees within 3 years of reimbursement that may be recovered by the following dates:

June 28, 2024	January 31, 2025	Total
$55,949	$83,584	$139,533

Foreside Financial Services, LLC, (the “Distributor”), is the distributor for the shares of the Fund. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund shares for the Fund.

The Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets. No distribution or service fees are currently paid by the Fund, and will not be paid by the Fund unless authorized by the Board of Trustees. There are no current plans to impose these fees.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad- hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Depreciation
$14,797,105	$462,797	$(1,012,670)	$(549,873)

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2022

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the period ended January 31, 2022, was as follows:

Fiscal Period Ended
January 31, 2022
Ordinary Income	$11,822
Long-Term Capital Gain	—
$11,822

As of January 31, 2022, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$4,965	$—	$—	$(10,667)	$—	$(65,260)	$(70,962)

The difference between book basis and tax basis and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for real estate investment trusts.

At January 31, 2022, the Fund had a capital loss carryforward for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$10,667	$—	$10,667	$—

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in -kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2022

Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the accounts of the Fund. Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases*
$500	0.40%

*	As a percentage of the amount invested.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF

EXPENSE EXAMPLES (Unaudited)

July 31, 2022

As a shareholder of the Fund, you incur ongoing costs, including management fees, transaction fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period*
Actual	1/31/22	7/31/22	1/31/22 - 7/31/22	1/31/22 - 7/31/22
Zacks Earnings Consistent Portfolio ETF	$1,000.00	$949.20	$2.66	0.55%

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period*
Hypothetical	1/31/22	7/31/22	1/31/22 - 7/31/22	1/31/22 - 7/31/22
Zacks Earnings Consistent Portfolio ETF (5% return before expenses)	$1,000.00	$1,022.07	$2.76	0.55%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended July 31, 2022 (181), divided by the number of days in the fiscal year (365).

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855 -813-3507 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-813-3507.

INVESTMENT ADVISOR

Zacks Investment Management, Inc.

227 W. Monroe, Suite 4350

Chicago, IL 60606

ADMINISTRATOR

Ultimus Fund Solutions, LLC

4221 North 203rd Street Suite 100

Elkhorn, Nebraska 68022

ZACKSETF-SA22

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Zacks Trust

By (Signature and Title)

/s/ Mitch Zacks

Mitch Zacks, Principal Executive Officer/President

Date 10/7/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Mitch Zacks

Mitch Zacks, Principal Executive Officer/President

Date 10/7/22

By (Signature and Title)

/s/ Donald Ralph

Sam Singh, Principal Financial Officer/Treasurer

Date 10/7/22